MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series – Class I, L, R, S, W and Z

Pro-Blend Moderate Term Series – Class I, L, R, S, W and Z

Pro-Blend Extended Term Series – Class I, L, R, S, W and Z

Pro-Blend Maximum Term Series – Class I, L, R, S, W and Z

(together, the “Pro-Blend Series”)

Equity Series – Class S and W

Overseas Series – Class I, S and Z

Disciplined Value Series – Class I, S, W and Z

(together with the Pro-Blend Series, the “Series”)

Supplement dated October 30, 2025 to the

Statement of Additional Information for the Series dated March 1, 2025, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective October 23, 2025, the portfolio management teams of the Series changed as follows:

1.	Alex Gurevich, CFA® no longer serves as a member of the Disciplined Value Series’ portfolio management team.
2.	Liam McMahon became a member of the Disciplined Value Series’ portfolio management team.

Effective October 24, 2025, the portfolio management teams of the Series changed as follows:

1.	James Slentz, CFA® and Jacob Boak, CFA® became members of the Pro-Blend Series’, Overseas Series’ and Equity Series’ portfolio management teams.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

1.	The information relating to Mr. Gurevich in the first table in the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI*	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series*
Jacob Boak, CFA®, Managing Director, Consumer Group**	Member of Pro-Blend Series, Equity Series and Overseas Series Portfolio Management Teams	Disciplined Value Series – between $10,001 and $50,000 Pro-Blend Moderate Term Series – between $10,001 and $50,000 Rainier International Discovery Series – between $1,000 and $10,000	Between $50,001 and $100,000
Liam McMahon, Risk Officer**	Member of Disciplined Value Series Portfolio Management Team	Equity Series – between $10,001 and $50,000 Overseas Series – between $50,001 and $100,000 Rainier International Discovery Series – between $10,001 and $50,000	Between $100,001 and $500,000
James Slentz, CFA®, Managing Director, Technology Group**	Member of Pro-Blend Series, Equity Series and Overseas Series Portfolio Management Teams	Equity Series – between $50,001 and $100,000	Between $50,001 and $100,000

* Dollar ranges do not reflect interests owned by a Portfolio Manager in collective investment trust funds managed by the Advisor, which may have investment objectives, policies and strategies substantially similar to those of a series of the Fund.

** Holdings Information as of September 30, 2025

2.	The information relating to Mr. Gurevich in the “Management of Other Portfolios” table in the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jacob Boak***	0	$0	0	$0	0	$0
Liam McMahon***	0	$0	0	$0	0	$0
James Slentz***	0	$0	0	$0	0	$0

* At times assets of the Other Accounts in column 3 may be invested in series of the Fund.

*** Information as of September 30, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN SAI Supp 10.30.2025